OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:-OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2019	2020

Government authorities	$5,168	$5,726
Deferred charges and prepaid expenses	3,639	5,743
Deposits receivable	532	504
Advances to suppliers	357	230
Hedging asset	372	1,937
Other	965	615

	$11,033	$14,755